Investments in Subsidiaries (Narratives) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jul. 31, 2024
Disclosure of detailed information about business combination [line items]
Percentage of acquisition of business	25.00%
Total consideration	$ 258
Nobian's Holding [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	$ 30
Custom Ag Formulators [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		$ 60
Performance based earnout		$ 10
YPH, China [Member]
Disclosure of detailed information about business combination [line items]
Percentage of acquisition of business	50.00%